INCOME TAXES - Disclosure of detailed information about changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	$ 0	$ 0	$ 0
Net deferred tax liabilities	0	0
Mineral properties [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	(2,169)	(2,221)
Loss carry-forwards [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax assets	$ 2,169	$ 2,221